Events subsequent to the original issuance of audited consolidated financial statements (unaudited)	12 Months Ended
Dec. 31, 2020
Subsequent Event [Line Items]
Events subsequent to the original issuance of audited consolidated financial statements (unaudited)

14. Subsequent Events

In January 2021, the conditions for the release of the Earnout Shares were satisfied. The Sponsor will release 10,000,000 of its shares of FEAC Class B common stock from escrow as certain earnout conditions were satisfied. 5,000,000 of such shares will be released to the Sponsor in the form of shares of the Company’s Class A common stock and the other 5,000,000 shares will be released to the Old Skillz stockholders, who will receive shares of the Company’s common stock as a result of the Business Combination in the form of shares of Class A common stock of the Company (other than the Founder and a trust for the benefit of his family members, who will receive shares of Class B common stock of the Company).

Underwritten public offering | Events Subsequent to Original Issuance
Subsequent Event [Line Items]
Events subsequent to the original issuance of audited consolidated financial statements (unaudited)

15. Events subsequent to the original issuance of audited consolidated financial statements (unaudited)

On March 17, 2021, the Company announced that it commenced an underwritten public offering of 32,000,000 shares of its Class A common stock, consisting of 17,000,000 shares being offered by Skillz and 15,000,000 shares being offered by certain selling stockholders. The selling stockholders intend to grant the underwriters a 30-day option to purchase up to an additional 4,800,000 shares of Class A common Stock.